Related party transactions	12 Months Ended
Dec. 31, 2019
Related party transactions
Related party transactions
30
. Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2019:

Name of related parties	Relationship with the Group
Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Lexin and its subsidiaries (“Lexin Group”) (*)	An investee of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group
Dada and its subsidiaries (“Dada Group”)	An investee of the Group
JD Digits	An entity and its subsidiaries controlled by the Founder
Yixin and its subsidiaries (“Yixin Group”)	An investee of the Group
Core Fund	An investee of the Group
AiHuiShou and its subsidiaries (“AiHuiShou Group”)	An investee of the Group

(*)	As the Group was no longer the major vendor of Lexin Group and the Group had no significant influence on it, Lexin Group was not recognized as the Group’s related party in the years of 2018 and 2019.

(a) The Group entered into the following transactions with the major related parties:

Transactions	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Revenues:
Services provided and products sold to Lexin Group	543,304	—	—
Commission from cooperation on advertising business with Tencent Group (**)	260,572	345,186	287,926
Services provided and products sold to Tencent Group(**)	31,505	276,728	398,700
Services provided and products sold to Dada Group	100,360	122,326	132,585
Services provided and products sold to AiHuiShou Group	—	8,781	349,257
Traffic support, marketing and promotion services provided to Bitauto Group	609,055	608,844	606,593
Traffic support, marketing and promotion services provided to Tuniu Group	132,042	132,008	131,621
Services provided and products sold to JD Digits	271,813	449,093	342,270
Operating expenses:
Services received and purchases from Tencent Group(**)	674,727	1,175,849	2,222,196
Services received from Dada Group	694,207	938,627	1,565,470
Payment processing and other services received from JD Digits	2,936,416	3,930,847	4,980,748
Lease and property management services received from Core Fund	—	—	476,001
Services received from AiHuiShou Group	—	—	10,467
Other income:
Income from non-compete agreement with Dada Group	80,447	78,771	82,123
Interest income from loans provided to JD Digits	871,014	179,556	40,632
Interest income from loans provided to Core Fund	—	—	75,496

(**)	In March 2014, the Group entered into a series of agreements with Tencent and its affiliates pursuant to which the Group acquired 100% interests in Tencent’s Paipai and QQ Wanggou online marketplace businesses, a 9.9% stake in Shanghai Icson, logistics personnel and certain other assets. The Group also entered into a five-year strategic cooperation agreement and an eight-year non-compete
agreement with Tencent. In April 2016, the Group acquired the remaining equity interest in Shanghai Icson by exercising the rights previously granted to the Group in March 2014.

On May 10, 2019, the Company renewed the strategic cooperation agreement with Tencent, for a period of three years starting from May 27, 2019. Tencent continued to offer the Group prominent level 1 and level 2 access points on its Weixin platform to provide traffic support, and the two parties also intend to continue to cooperate in a number of areas including communications, advertising and membership services, among others. As part of the total consideration, the Company agreed to issue to Tencent a certain number of the Company’s Class A ordinary shares for a consideration of approximately US$250 million at prevailing market prices at certain pre-determined
dates during the three-year period, of which 8,127,302 Class A ordinary shares were issued in May 2019.
Revenues from related parties, excluding those from the major related parties as stated above, represented approximately 0.01%, 0.06% and 0.13% of total net revenues of the Group for the years ended December 31, 2017, 2018, and 2019, respectively. Transactions with related parties included in operating expenses, excluding those with the major related parties as stated above, represented 0.07%, 0.14% and 0.20% of total operating expenses of the Group for the years ended December 31, 2017, 2018, and 2019, respectively.
(b) The Group had the following balances with the major related parties:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Due from Tencent Group	595,105	862,781	1,128,102
Due from JD Digits
Loans provided to JD Digits (***)	11,747,066	4,427,907	365,089
Other receivables from/(payables to) JD Digits	328,969	(525,669)	1,363,479
Due from Core Fund
Loans provided to Core Fund (***)	—	—	579,118
Other receivables from Core Fund	—	—	569,832
Due from AiHuiShou Group	—	2,025	—

Total	12,671,140	4,767,044	4,005,620

Due to Lexin Group	(1,367)	—	—
Due to Tuniu Group	(5,451)	(585)	(2,133)
Due to Dada Group	(7,378)	(118,135)	(208,123)
Due to AiHuiShou Group	—	—	(17,504)

Total	(14,196)	(118,720)	(227,760)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(1,379,965)	(771,121)	(164,528)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(346,568)	(214,560)	(82,939)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	(331,354)	(269,225)	(207,096)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to AiHuiShou Group	—	—	(1,899,099)

Total	(2,057,887)	(1,254,906)	(2,353,662)

Other liabilities in relation to non-compete obligation to Dada Group	(415,082)	(354,236)	(276,976)

Total	(415,082)	(354,236)	(276,976)

(***)
In relation to the loans provided to JD Digits and Core Fund, the Group charged JD Digits and Core Fund based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.

As of December 31,
 2017,
2018 and 2019, the Group recorded amount due from related parties other than the major related parties as stated above of
RMB21,621,
RMB265,421 and RMB228,447, which represented approximately
 0.12%,
1.77% and 2.22% of the Group’s total accounts receivable, net and prepayments and other current assets, respectively.
As of December 31, 2017, 2018
and 2019, the Group recorded amount due to related parties other than the major related parties and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties other than the major related parties
as stated above of
RMB
69,329,
RMB168,621 and RMB279,769, which represented approximately

0.07%,
0.15% and 0.20% of the Group’s total accounts payable, advance from customers, accrued expenses and other current liabilities, deferred revenues and other non-current
liabilities, respectively.
(c) Other information related to related party transactions:
On October 27, 2017, to provide a temporary bridging finance to Yixin Group, the Group entered into an entrusted loan agreement with Yixin Group and an independent third-party PRC commercial bank whereby the Group lent a total of RMB1,000,000 to Yixin Group. The bridge loan was on normal commercial terms and Yixin Group repaid the loan and associated interest before December 31, 2017.
Based on a series of agreements signed on January 1, 2016, JD Digits will perform the credit risk assessment and other related services in relation to consumer financing business and obtain the rewards from such services, thus JD Digits will purchase the consumer financing receivables past due over certain agreed period of time from the Group at carrying values without recourse and also agree to bear other cost in direct relation to the consumer financing business to absorb the risks. In connection with the agreements, the total amount of over-due
consumer financing receivable related to the consumer financing business transferred from the Group to JD Digits were RMB497,239, RMB242,473 and RMB189,007 for the years ended December 31, 2017, 2018 and 2019, respectively. In connection with the consumer financing business, JD Digits charged the Group RMB793,218, RMB1,055,239, and RMB1,284,955, for the years ended December 31, 2017, 2018 and 2019 for payment processing services provided to the Group, respectively, which are included in “payment processing and other services from JD Digits” stated above.
The Group also transferred certain financial assets to JD Digits with or without recourse at fair value. The accounts receivable transferred with recourse were RMB167,897, RMB1,387,774, and nil for the years ended December 31, 2017, 2018 and 2019, respectively, which were not derecognized
.
T
he accounts receivable transferred without recourse were RMB1,583,968, RMB9,854,493, and RMB24,585,577 for the years ended December 31, 2017, 2018 and 2019, respectively, and were derecognized.
Mr. Richard Qiangdong Liu, the Group’s Chairman of the board and the Chief Executive Officer, has purchased his own aircraft for both business and personal use. The use of the aircraft in connection with the performance of his duty as employee is free of charge to the Group, and the Group has agreed to assume the cost of maintenance, crew and operations of the aircraft relating to the use of the aircraft. Such maintenance and incidental costs were insignificant for all periods presented.
The terms of the agreements with the related parties are determined based on contracted prices negotiated with other parties in normal commercial terms.